Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–112.06%(a)
Alabama–3.53%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 8,650	$ 7,764,634

Black Belt Energy Gas District (The); Series 2022 F, RB(b)	5.50%	12/01/2028	4,000	4,197,781

Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	8,500	8,889,395

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(d)(e)	5.50%	01/01/2028	1,390	882,650

Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(d)(e)	5.50%	01/01/2043	21,290	13,519,150

Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(d)(e)	6.88%	01/01/2043	4,470	2,838,450

Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(d)(e)	7.50%	01/01/2047	2,600	1,651,000

Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(d)(e)	5.63%	01/01/2042	6,575	4,175,125

Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(f)(g)	6.50%	10/01/2038	7,000	7,162,812

Series 2013 C, Revenue Wts. (INS - AGM)(f)(g)	6.60%	10/01/2042	11,700	11,950,727

Series 2013 F, Revenue Wts.(f)	7.50%	10/01/2039	27,640	28,180,907

Series 2013 F, Revenue Wts.(f)	7.75%	10/01/2046	95,055	96,918,781

Series 2013 F, Revenue Wts.(f)	7.90%	10/01/2050	64,150	65,377,529

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,800	4,040,789

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(h)	5.25%	05/01/2044	34,100	28,315,300

				285,865,030

Alaska–0.38%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	542,060

Series 2017 A, RB(i)	5.50%	10/01/2046	22,000	23,614,507

Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	61,303	6,974,489

				31,131,056

American Samoa–0.19%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	15,073,235

Arizona–2.58%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(h)	5.00%	07/01/2039	1,000	976,829

Series 2019, RB(h)	5.00%	07/01/2049	1,000	921,378

Series 2022, RB(h)	5.25%	07/01/2052	500	474,135

Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(h)	6.00%	07/01/2037	13,845	14,239,531

Series 2017, Ref. RB(h)	6.00%	07/01/2047	19,660	19,932,816

Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(h)	5.13%	07/01/2037	1,180	1,178,147

Series 2017 A, Ref. RB(h)	5.38%	07/01/2050	6,000	5,803,004

Series 2017 D, Ref. RB(h)	5.00%	07/01/2051	3,300	3,006,114

Series 2017 G, Ref. RB(h)	5.00%	07/01/2037	1,105	1,089,215

Series 2017 G, Ref. RB(h)	5.00%	07/01/2051	1,000	910,944

Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019 A, IDR(h)	5.00%	07/15/2039	2,650	2,500,255

Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(h)	5.70%	07/01/2047	9,730	9,801,377

Series 2016, RB(h)	5.80%	07/01/2052	4,920	4,962,357

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(h)	5.00%	07/01/2054	6,210	5,311,422

Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(h)	5.00%	06/01/2031	6,000	5,952,836

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(h)	5.25%	12/15/2038	$1,015	$1,017,901

Series 2018 A, RB(h)	5.50%	12/15/2048	2,265	2,240,218

Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(i)	4.00%	02/01/2050	15,285	13,602,984

Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(h)	5.00%	12/15/2049	500	459,102

Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2054	14,000	14,066,619

Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,234,035

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,837,139

Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,303,802

Series 2017, Ref. RB	5.00%	11/15/2045	9,390	7,908,673

Series 2018, RB	5.00%	11/15/2053	5,970	4,856,490

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(h)	5.00%	07/01/2054	950	847,986

Series 2021, RB(h)	4.00%	07/01/2051	1,740	1,299,448

Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(h)	5.00%	07/01/2036	2,475	2,467,653

Series 2016, Ref. RB(h)	5.00%	07/01/2047	1,525	1,418,945

Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 3,668,300)(e)	5.50%	11/15/2034	3,695	3,011,101

Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 6,015,000)(e)	5.75%	11/15/2040	6,015	4,726,009

Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(h)	5.00%	07/01/2045	3,515	3,276,252

Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	2,125	1,969,601

Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	1,650	1,529,337

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(h)	6.75%	07/01/2044	5,250	5,375,651

Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(h)	9.50%	04/01/2052	7,900	7,064,051

Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,030	999,992

Series 2006, RB	5.80%	12/01/2036	4,385	3,873,826

Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(h)	5.38%	06/15/2035	2,370	2,358,201

Series 2015, Ref. RB(h)	5.63%	06/15/2045	3,500	3,436,358

Series 2019, Ref. RB(h)	5.00%	06/15/2052	6,050	5,315,546

Series 2022, Ref. RB(h)	4.00%	06/15/2051	7,500	5,414,420

Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(h)	5.50%	05/01/2040	1,125	1,046,304

Series 2020, Ref. RB(h)	5.75%	05/01/2050	5,000	4,624,540

Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,069,050

Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(h)	5.00%	07/01/2049	1,500	1,314,446

Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(h)	7.00%	07/01/2045	3,152	3,044,599

Series 2016 B, Ref. RB(k)	2.07%	07/01/2045	1,735	433,839

Series 2016 C, Ref. RB(k)	2.07%	07/01/2045	1,036	10,355

Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(h)	7.00%	09/01/2037	3,227	3,227,081

Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB(h)	7.13%	07/01/2027	335	329,542

Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	91	88,265

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(h)	6.13%	10/01/2047	2,800	2,477,245

Series 2017 A, RB(h)	6.13%	10/01/2052	2,800	2,441,476

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB(b)(h)(l)	5.75%	07/01/2023	$3,000	$3,053,798

Series 2013, RB(b)(h)(l)	6.00%	07/01/2023	3,625	3,694,767

				208,827,007

Arkansas–0.37%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(c)(h)	4.50%	09/01/2049	16,750	14,479,777

Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)(h)	5.45%	09/01/2052	15,500	15,408,187

				29,887,964

California–11.11%
Antelope Valley Community College District; Series 2022, RB (INS - AGM)(g)(h)(i)	3.00%	08/01/2050	5,000	7,712,755

Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(i)(l)(m)	5.00%	04/01/2027	21,000	23,126,374

Brentwood Union School District; Series 2022, GO Bonds	5.25%	08/01/2052	4,250	4,727,779

California (State of);
Series 2020, GO Bonds (INS - BAM)(g)	3.00%	03/01/2046	8,195	6,582,521

Series 2020, GO Bonds (INS - BAM)(g)	3.00%	03/01/2050	4,000	3,093,969

Series 2021, GO Bonds	3.00%	12/01/2046	2,000	1,586,125

California (State of) Educational Facilities Authority (Stanford University);
Series 2013, RB(i)	5.00%	10/01/2032	6,255	7,574,849

Series 2014 U-6, RB(i)	5.00%	05/01/2045	15,000	17,775,569

California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.25%	10/01/2055	2,500	2,794,107

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(i)	5.00%	11/01/2047	10,000	11,382,134

California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(h)	5.00%	01/01/2056	1,000	785,814

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,500	1,510,130

California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(h)	5.00%	11/01/2036	1,500	1,519,600

Series 2016 A, RB(h)	5.00%	11/01/2046	1,500	1,476,084

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,745,273

California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	960	954,776

Series 2012, RB(h)	6.88%	01/01/2042	1,465	1,410,381

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(g)	5.25%	11/01/2052	3,000	3,169,510

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(g)	5.00%	05/15/2052	1,375	1,423,745

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(c)	4.00%	07/15/2029	10,960	10,637,746

California (State of) Pollution Control Finance Authority;
Series 2012, RB(c)(h)	5.00%	07/01/2037	13,500	13,239,330

Series 2012, RB(c)(h)	5.00%	11/21/2045	20,710	19,652,775

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(c)(d)(e)(h)	7.00%	12/01/2027	9,925	992,500

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,000	2,765,268

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	5.00%	11/15/2036	1,000	910,761

Series 2021, RB(h)	5.00%	11/15/2046	2,000	1,698,104

Series 2021, RB(h)	5.00%	11/15/2051	1,735	1,444,344

Series 2021, RB(h)	5.00%	11/15/2056	915	745,890

California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(h)	5.00%	06/15/2050	1,540	1,381,262

Series 2020 A, RB(h)	5.00%	06/15/2055	1,030	910,017

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,508,113

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	$3,000	$3,027,591

California (State of) School Finance Authority (Aspire Public School); Series 2016, Ref. RB(h)	5.00%	08/01/2046	2,285	2,285,234

California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(h)	5.00%	08/01/2050	1,200	1,189,786

Series 2022, RB(h)	5.00%	08/01/2052	1,000	987,231

California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(h)	5.00%	08/01/2032	700	732,185

Series 2022, Ref. RB(h)	5.38%	08/01/2042	1,150	1,212,472

Series 2022, Ref. RB(h)	5.75%	08/01/2052	1,160	1,221,809

California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	5,000	5,001,338

Series 2019 A, RB(h)	5.00%	06/01/2040	750	718,769

Series 2019 A, RB(h)	5.00%	06/01/2050	1,060	975,471

California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(h)	5.00%	06/01/2058	500	447,627

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(h)	6.13%	11/01/2033	1,560	1,588,407

California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(h)	6.75%	06/01/2045	6,635	6,419,293

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(g)	5.25%	08/15/2052	2,000	2,109,420

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,350,094

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	3,000	3,021,448

Series 2016 A, RB(h)	5.25%	12/01/2056	6,605	6,578,504

Series 2018 A, RB(h)	5.50%	12/01/2058	49,340	49,745,599

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(h)	5.25%	07/01/2052	1,450	1,245,113

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,261,304

Series 2006 A, RB(j)	0.00%	06/01/2046	181,950	42,848,661

Series 2006 C, RB(h)(j)	0.00%	06/01/2055	50,000	2,690,145

California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	861,988

Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	12,780	2,328,622

California (State of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(j)	0.00%	06/01/2046	25,000	6,036,650

California Educational Facilities Authority; Series 2010, RB(i)	5.25%	04/01/2040	8,745	10,758,908

California School Facilities Financing Authority; Series 2010, RB (INS - AGM)(g)(j)	0.00%	08/01/2049	29,405	7,191,972

California Statewide Communities Development Authority; Series 2022, RB (INS - AGM)(g)(i)	5.38%	08/15/2057	10,000	10,563,878

Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	330	333,157

Series 2008, RB	6.75%	09/01/2028	2,550	2,577,153

Series 2008, RB	6.88%	09/01/2038	4,440	4,488,186

Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(b)(l)	6.00%	01/15/2024	20,000	20,769,468

Series 2014 A, Ref. RB (INS - AGM)(g)(j)	0.00%	01/15/2036	61,010	35,761,005

Series 2014 A, Ref. RB (INS - AGM)(g)(j)	0.00%	01/15/2037	20,000	11,071,114

Series 2014 A, Ref. RB(f)	6.85%	01/15/2042	5,000	5,353,285

Series 2014 C, Ref. RB(b)(l)	6.50%	01/15/2024	10,750	11,216,445

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	610,053	65,679,831

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(j)	0.00%	06/01/2036	173,915	72,164,377

Series 2007 D, RB(j)	0.00%	06/01/2057	46,635	3,085,525

Series 2007 F, RB(h)(j)	0.00%	06/01/2057	99,650	4,580,651

Long Beach (City of), CA; Series 2022 C, RB (INS - AGM)(c)(g)	5.25%	06/01/2047	1,750	1,839,717

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Los Angeles (City of), CA Department of Airports;
Series 2018 A, RB(c)(i)(m)	5.25%	05/15/2048	$26,000	$26,976,261

Series 2021 A, Ref. RB(c)(i)(m)	5.00%	05/15/2051	5,000	5,152,948

Series 2022 H, RB(c)	5.50%	05/15/2038	7,235	8,067,652

Series 2022 H, RB(c)	5.50%	05/15/2039	7,630	8,470,368

Series 2022 H, RB(c)	5.50%	05/15/2040	8,050	8,893,452

Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(c)	4.00%	05/15/2047	3,000	2,779,611

Series 2022 I, RB	4.00%	05/15/2048	2,000	1,988,577

Oakland Unified School District (County of Alameda); Series 2021 A, GO Bonds (INS - BAM)(g)	4.00%	08/01/2046	9,940	9,658,143

Riverside (County of), CA Transportation Commission; Series 2013 A, RB(b)(l)	5.75%	06/01/2023	7,000	7,116,470

Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	1,012,302

San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(g)(j)	0.00%	08/01/2036	7,650	4,333,841

Series 2011 D, GO Bonds (INS - AGM)(g)(j)	0.00%	08/01/2037	13,130	7,043,378

Series 2011 D, GO Bonds (INS - AGM)(g)(j)	0.00%	08/01/2038	13,515	6,866,192

Series 2011 D, GO Bonds (INS - AGM)(g)(j)	0.00%	08/01/2039	13,895	6,692,403

Series 2011 D, GO Bonds (INS - AGM)(g)(j)	0.00%	08/01/2040	14,280	6,494,970

Series 2011 D, GO Bonds (INS - AGM)(g)(j)	0.00%	08/01/2041	14,080	6,110,854

San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2056	2,660	2,300,586

Series 2021 B, RB(c)(i)	5.00%	07/01/2056	13,970	14,178,305

San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(f)	5.25%	07/01/2042	10,000	7,237,704

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(c)	5.00%	05/01/2052	1,435	1,468,979

Series 2019 E, RB(c)	5.00%	05/01/2050	13,040	13,286,679

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(j)	0.00%	08/01/2036	5,710	2,634,439

Series 2013 C, RB(j)	0.00%	08/01/2038	2,000	808,781

Series 2013 C, RB(j)	0.00%	08/01/2043	17,000	5,093,788

San Francisco Bay Area Rapid Transit District; Series 2022, GO Bonds (INS - AGM)(g)(h)(i)	3.00%	08/01/2050	8,385	13,151,393

San Francisco Community College District (Election of 2020); Series 2020 A, GO Bonds (INS - BAM)(g)	3.00%	06/15/2045	8,225	6,225,322

San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,117,389

Series 2014 B, Ref. RB	5.25%	01/15/2049	11,000	11,159,899

San Jose (City of), CA;
Series 2017 A, RB(c)(i)(m)	5.00%	03/01/2041	10,000	10,201,278

Series 2017 A, RB(c)(i)(m)	5.00%	03/01/2047	20,000	20,228,466

San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(c)	6.40%	12/01/2041	13,093	12,756,543

Santee School District (Election of 2006); Series 2006 D, GO Bonds (INS - AGC)(g)(j)	0.00%	08/01/2038	4,355	2,288,453

Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(f)(g)	6.75%	02/01/2052	7,500	5,367,366

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	10,000	4,730,640

Series 2007 A, RB(j)	0.00%	06/01/2047	20,000	4,767,336

Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,399,714

Series 2008 A, RB	6.00%	12/01/2033	1,475	1,474,865

Series 2008 A, RB(j)	0.00%	12/01/2045	18,085	3,637,796

Series 2008 A, RB(j)	0.00%	12/01/2046	18,085	3,383,031

Series 2008 A, RB(j)	0.00%	12/01/2047	18,085	3,142,806

Series 2008 A, RB(j)	0.00%	12/01/2048	18,085	2,918,458

Series 2008 A, RB(j)	0.00%	12/01/2049	18,085	2,708,921

Series 2008 A, RB(j)	0.00%	12/01/2050	18,085	2,513,547

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(j)	0.00%	06/01/2046	31,025	5,557,502

Series 2019, Ref. RB	5.00%	06/01/2048	3,000	3,063,899

Series 2019, Ref. RB(j)	0.00%	06/01/2054	19,300	3,464,196

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	$3,165	$3,180,192

				898,662,733

Colorado–12.50%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,866,225

Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,718,578

64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	13,100,354

Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(f)	5.75%	12/01/2051	6,055	3,679,954

Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	419,709

Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,154,906

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	35,608,944

Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,998	4,938,211

Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	1,921,206

Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,352,632

Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,168,372

Series 2018 B, GO Bonds	8.00%	12/15/2048	511	475,878

Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,572,931

Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(h)	4.88%	12/01/2051	4,500	3,412,607

Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,367,445

Series 2018 B, GO Bonds	7.75%	12/15/2041	630	592,529

Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,492,822

Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,430,606

Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	1,899,294

Baseline Metropolitan District No. 1;
Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	844,072

Series 2021 B, GO Bonds	7.50%	12/15/2051	2,195	1,918,861

Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	5,942,974

Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(f)(h)	6.75%	12/01/2049	3,785	3,094,862

Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,073,133

Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	9,419,483

Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,187,894

Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	604,318

Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(f)	7.50%	12/01/2048	7,075	4,905,298

Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(f)	7.50%	12/01/2049	30,465	18,772,280

Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,297	5,991,080

Buffalo Highlands Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2038	1,000	957,576

Series 2018 A, GO Bonds	5.38%	12/01/2048	1,750	1,625,403

Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,116,874

Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,184	2,987,319

Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2023	5	4,933

Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	5,859,619

Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	10,116	6,778,981

Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,688,037

Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,533,903

Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,200,411

Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,436,337

Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(h)	5.00%	12/01/2047	500	450,537

Series 2018, RB	5.25%	12/01/2048	5,550	5,149,929

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	6,375	5,449,279

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Chambers Highpoint Metropolitan District No. 2;
Series 2021, GO Bonds	5.00%	12/01/2041	$520	$465,024

Series 2021, GO Bonds	5.00%	12/01/2051	835	705,440

Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	2,560,413

Series 2020 B, RB	7.88%	12/15/2050	465	416,734

City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	4,000	3,928,664

Series 2020 B, GO Bonds	9.00%	12/15/2049	581	568,333

City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,278,697

Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	459,090

Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,024,394

Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,278,993

Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,035,682

Colliers Hill Metropolitan District No. 2;
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,169,003

Series 2022, Ref. GO Bonds	6.00%	12/15/2047	2,995	2,441,933

Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,200	1,201,978

Series 2008, RB	6.50%	07/01/2038	1,000	1,001,400

Series 2013, RB	7.45%	08/01/2048	2,245	2,284,089

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB	5.00%	05/15/2044	3,750	3,115,229

Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	7,250	7,753,594

Series 2022, RB	5.25%	11/01/2052	7,500	7,724,358

Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 B, RB(l)	5.00%	05/15/2048	1,500	1,515,509

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)(i)(l)	5.00%	01/01/2024	21,000	21,523,950

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(h)	5.75%	12/01/2035	1,650	1,268,146

Series 2015 A, Ref. RB(h)	6.13%	12/01/2045	2,300	1,655,576

Series 2015 A, Ref. RB(h)	6.25%	12/01/2050	4,070	2,899,229

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,035,866

Series 2007 A, RB	5.30%	07/01/2037	3,025	2,431,568

Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	12,723,326

Series 2022, GO Bonds	7.50%	12/15/2051	15,000	13,430,937

Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(f)	6.00%	12/01/2047	30,920	25,428,361

Series 2019 A-2, GO Bonds(f)	6.25%	12/01/2048	15,075	13,421,496

Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,873,767

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2020 A, Ref. RB	4.00%	07/15/2038	350	323,809

Series 2020 A, Ref. RB	4.00%	07/15/2039	1,325	1,212,694

Colorado Crossing Metropolitan District No. 2;
Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	14,614	12,659,845

Series 2020 A-2, GO Bonds	5.00%	12/01/2050	10,000	8,463,769

Series 2020 B, GO Bonds(h)	7.50%	12/15/2050	3,495	3,059,037

Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,397,739

Copperleaf Metropolitan District No. 6; Series 2018 B, GO Bonds(b)(l)	7.50%	12/15/2023	820	881,483

Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	1,980,053

Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,487,919

Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	616	551,604

Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	8,428,728

Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,526,975

Series 2018 A, GO Bonds	5.75%	12/01/2048	10,415	10,049,181

Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,485,904

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	$1,976	$1,833,140

Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	579,030

Denver (City & County of), CO;
Series 2018 A, RB(c)(i)	5.00%	12/01/2036	25,865	26,979,738

Series 2018 A, RB(c)(i)	5.25%	12/01/2043	17,500	18,245,833

Series 2021 A, RB(i)	4.00%	08/01/2051	17,350	16,899,330

Series 2022 A, RB(c)	5.00%	11/15/2047	12,550	12,948,737

Series 2022 A, RB(c)	4.13%	11/15/2053	5,000	4,605,686

Series 2022, RB(c)(i)(m)	5.00%	11/15/2042	4,000	4,175,517

Series 2022, RB(c)(i)(m)	5.75%	11/15/2045	8,000	8,862,950

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	36,990	36,724,663

Denver (City & County of), CO Airport System; Series 2022 D, RB(c)(i)(m)	5.00%	11/15/2053	26,000	26,581,586

Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,017,195

Series 2016, Ref. RB	5.00%	12/01/2040	250	248,526

Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,041,702

Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,718,549

Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,252,877

Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(h)	8.00%	12/15/2051	1,905	1,668,755

Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,764,188

Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,769,325

Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	6.00%	12/15/2052	3,600	2,914,751

Evan’s Place Metropolitan District;
Series 2020 MDD, GO Bonds	5.00%	12/01/2040	550	508,196

Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,585	1,353,262

Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(h)	6.00%	12/01/2049	2,970	2,752,219

Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	898,075

Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,461,236

Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	624,223

Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,025,539

Series 2017 A, RB	5.25%	12/01/2047	1,015	941,743

Series 2017 B, RB	7.75%	12/15/2047	1,000	927,537

Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(h)	5.50%	12/01/2052	5,490	5,032,000

Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	504,758

Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,540,652

Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,214,218

Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(f)	5.75%	12/01/2049	9,000	6,170,105

Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,155,699

Series 2022 C, GO Bonds(h)	8.25%	12/15/2052	15,569	13,584,491

Highlands Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	575	474,131

HM Metropolitan District No. 2; Series 2021, GO Bonds(f)	5.75%	12/01/2051	15,000	7,083,402

Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	762,771

Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	666,619

Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	7,200,841

Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	3,911,638

Series 2021, GO Bonds	9.00%	12/15/2049	8,405	7,772,415

Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	4,404	4,430,878

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	6,522,570

Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,094,297

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	12,200	9,678,398

Johnstown Village Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,720,712

Series 2020 B, GO Bonds(h)	7.75%	12/15/2050	711	638,742

Jones District Community Authority Board; Series 2020 A, RB(f)	5.75%	12/01/2050	6,815	5,488,313

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	$850	$733,516

Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,364,992

Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	12,186	9,937,738

Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,586,321

Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	4,551,041

Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,635,697

Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,353,566

Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	2,959,201

Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,142,421

Series 2020 B, GO Bonds	8.25%	12/15/2050	622	581,858

Series 2020 C, GO Bonds	3.00%	12/15/2050	767	257,974

Meadowbrook Crossing Metropolitan District;
Series 2020 A, Ref. GO Bonds	5.25%	12/01/2049	3,355	3,062,288

Series 2020 B, Ref. GO Bonds(h)	7.75%	12/15/2049	494	444,073

Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	544,345

Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,307,241

Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	7.00%	02/01/2025	800	793,126

Series 2003 A, RB	7.00%	02/01/2038	6,200	5,778,070

Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,305,967

Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,837,017

Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,431,062

Neu Town Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,089,988

Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	465,210

North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,190,997

Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	938,060

Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,313,666

North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	8,471,352

Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,079,573

Series 2018 A-1, RB	5.38%	12/01/2034	5,650	5,713,673

Series 2018 A-1, RB	5.75%	12/01/2048	3,850	3,870,344

North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,279,094

Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	4,851,949

Series 2017 B, GO Bonds	7.75%	12/15/2047	2,816	2,657,239

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	6,282,816

Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	3,000	2,742,378

Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,319,711

Palisade Park North Metropolitan District No. 1; Series 2021 B, GO Bonds	5.25%	12/15/2051	2,912	2,364,948

Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(h)	5.00%	12/01/2051	1,725	1,474,615

Series 2021 B, GO Bonds(h)	7.63%	12/15/2051	1,652	1,456,459

Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	911,419

Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	433,774

Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(h)	4.75%	12/01/2045	3,930	3,178,987

Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,036,958

Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	563,568

Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	511,475

Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(k)	6.50%	12/01/2035	1,000	500,000

Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,297,520

RM Mead Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2050	4,370	3,843,606

Series 2020 B, GO Bonds	8.00%	12/15/2050	610	551,602

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	$1,637	$1,450,033

Series 2020 B, GO Bonds	8.75%	12/15/2049	398	363,900

Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(h)	5.00%	12/01/2041	5,645	4,866,689

Series 2021 B, GO Bonds(h)	8.25%	12/15/2051	7,200	6,610,562

Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,000	12,395,289

Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	536,274

Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	3,985,308

Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	734,255

Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	565	480,256

Series 2020 B, GO Bonds	7.00%	12/15/2050	500	434,811

South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,599,611

Spring Valley Metropolitan District No. 3; Series 2020 B, GO Bonds	8.50%	12/15/2049	656	588,762

St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,050,630

STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,608,730

Sterling Ranch Community Authority Board;
Series 2017 B, RB(l)	7.50%	12/15/2022	6,500	6,641,026

Series 2020 B, RB	7.13%	12/15/2050	716	668,378

Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,155,972

Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,532,956

Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	2,832,636

Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	4,251,740

Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,194,762

Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,486,005

Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	710,639

Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	939,980

Series 2019, GO Bonds	9.00%	12/15/2049	3,140	2,894,138

Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(f)	5.50%	12/01/2051	3,000	2,153,648

Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,156,442

USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(h)	7.75%	12/15/2052	24,275	21,734,531

Velocity Metropolitan District No. 5;
Series 2020 A-2, GO Bonds(f)	6.00%	12/01/2050	13,100	8,679,186

Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	12,793,514

Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(h)	5.70%	12/01/2051	27,543	24,027,624

Villages at Johnstown Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	1,020	871,136

Series 2020 B, GO Bonds	7.50%	12/15/2050	843	745,753

Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	502,665

Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	3,599,400

Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	15,508,161

Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,638,034

Westerly Metropolitan District No. 4;
Series 2021 A-2, GO Bonds(f)	5.20%	12/01/2050	1,000	635,909

Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	3,672,622

Wild Plum Metropolitan District; Series 2019 B, GO Bonds(b)(h)(l)	7.75%	12/01/2024	505	564,287

Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	580,299

Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	9,000	5,874,674

Series 2021 A-2, RB(f)	4.63%	12/01/2051	40,060	20,796,428

Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(h)	5.13%	12/01/2050	2,700	2,173,596

				1,010,987,619

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–0.25%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(h)	5.00%	07/01/2039	$1,100	$1,047,756

Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	5,035,242

Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital); Series 2022, Ref. RB	4.00%	07/01/2041	1,725	1,561,949

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(d)(k)	5.13%	10/01/2036	7,935	952,200

Hamden (Town of), CT (Whitney Center);
Series 2019, Ref. RB	5.00%	01/01/2050	9,280	7,536,880

Series 2022 A, RB	7.00%	01/01/2053	4,000	4,069,041

				20,203,068

Delaware–0.17%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,021,906

Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(h)	5.13%	07/01/2038	8,000	7,772,315

Series 2018, Ref. RB(h)	5.25%	07/01/2048	4,100	3,874,261

				13,668,482

District of Columbia–0.76%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	474,765

Series 2017 A, RB	5.00%	07/01/2037	2,650	2,430,934

Series 2017 A, RB	5.00%	07/01/2052	9,485	7,916,880

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,384,494

District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(j)	0.00%	06/15/2046	100,920	22,040,050

Series 2006 C, RB(j)	0.00%	06/15/2055	60,320	5,408,201

Metropolitan Washington Airports Authority;
Series 2021 A, Ref. RB(c)	5.00%	10/01/2046	5,000	5,151,564

Series 2022, Ref. RB (INS - AGM)(g)	4.00%	10/01/2052	5,000	4,542,947

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	7,500	6,537,976

				61,887,811

Florida–6.98%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $1,497,583)(e)	5.00%	11/15/2024	2,320	2,176,582

Series 2014, RB (Acquired 09/15/2020; Cost $886,733)(e)	5.63%	11/15/2029	1,000	847,721

Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $3,437,500)(e)	6.00%	11/15/2029	4,000	3,412,082

Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $2,771,008)(e)	6.00%	11/15/2034	3,305	2,575,217

Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $20,052,215)(e)	6.25%	11/15/2044	22,145	16,114,538

Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $4,770,501)(e)	6.38%	11/15/2049	5,130	3,676,296

Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital and Clinics, Inc. at the University of Florida); Series 2022, RB(i)(m)	4.00%	12/01/2049	11,450	10,148,016

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(h)	5.00%	11/15/2061	40,750	27,862,808

Series 2022 B, RB(h)	6.50%	11/15/2033	3,325	2,890,304

Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,088,703

Series 2018 A, RB	5.00%	11/15/2048	5,000	4,858,300

Brevard County Health Facilities Authority; Series 2022, RB(i)(m)	5.00%	04/01/2052	10,000	10,219,698

Broward (County of), FL Airport System; Series 2017, RB(c)(i)(m)	5.00%	10/01/2042	12,045	12,266,882

Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	765	756,651

Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB(h)	5.88%	07/01/2040	1,165	1,080,096

Series 2015, Ref. RB(h)	6.00%	07/01/2045	7,500	6,892,847

Series 2015, Ref. RB(h)	6.00%	07/01/2050	3,860	3,499,584

Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(h)	5.00%	12/15/2050	1,955	1,762,012

Series 2020, RB(h)	5.00%	12/15/2055	2,845	2,509,679

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB(d)	4.00%	07/01/2038	$2,750	$1,072,500

Series 2018 A-1, RB(d)	4.00%	07/01/2043	1,000	390,000

Series 2018 A-1, RB(d)	5.00%	07/01/2048	5,660	2,207,400

Series 2018 A-1, RB(d)	4.13%	07/01/2053	2,000	780,000

Series 2018 B, RB(d)	5.00%	07/01/2043	500	90,000

Series 2018 B, RB(d)	5.00%	07/01/2053	1,100	198,000

Capital Trust Agency, Inc. (Imagine School at North Manatee); Series 2021 C, RB(h)	5.00%	06/01/2056	520	435,546

Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	2,825	2,046,808

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(h)	5.00%	07/01/2037	1,000	859,985

Series 2017, Ref. RB(h)	5.00%	07/01/2046	600	473,960

Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(h)	4.00%	06/15/2051	2,220	1,621,702

Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(d)(e)(h)	6.75%	12/03/2035	5,405	1,567,450

Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(d)(e)(h)	7.00%	12/01/2045	2,000	580,000

Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(d)(e)(h)	7.13%	12/01/2050	1,000	290,000

Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(h)	5.25%	12/01/2043	15,850	14,799,418

Series 2018 A, RB(h)	5.25%	12/01/2058	16,600	14,753,630

Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021 A, RB(h)	5.00%	01/01/2056	1,000	774,893

Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(c)(h)	5.00%	10/01/2049	2,420	2,251,005

Series 2021, RB(c)(h)	4.00%	10/01/2051	2,000	1,480,805

Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $6,344,678)(d)(e)(h)	8.13%	05/15/2044	6,670	4,268,800

Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $43,950,403)(d)(e)(h)	8.25%	05/15/2049	44,570	28,524,800

Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(d)(e)(h)	5.50%	05/15/2025	345	220,800

Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(d)(e)(h)	6.25%	05/15/2035	875	560,000

Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(d)(e)(h)	6.50%	05/15/2049	3,000	1,920,000

East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,004,036

Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2045	2,655	2,316,272

Florida (State of), FL Department of Transportation (Turnpike); Series 2022 C, RB(i)	5.00%	07/01/2052	10,000	10,883,341

Florida Development Finance Corp.; Series 2022 A, Ref. RB(b)(c)(h)	7.25%	10/03/2023	27,000	26,832,946

Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(h)	5.63%	08/15/2042	1,515	1,398,735

Series 2022, Ref. RB(h)	5.88%	08/15/2052	5,000	4,584,460

Series 2022, Ref. RB(h)	6.00%	08/15/2057	5,500	5,044,924

Florida Development Finance Corp. (Global Outreach Charter Academy);
Series 2021 A, Ref. RB(h)	4.00%	06/30/2046	925	671,803

Series 2021 A, Ref. RB(h)	4.00%	06/30/2056	1,390	934,356

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(h)	7.38%	01/01/2049	32,000	28,535,110

Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	3,815	3,720,728

Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(h)(k)	0.00%	05/15/2037	970	10

Series 2017, Ref. RB(h)	6.38%	05/15/2037	2,705	2,291,274

Series 2017, Ref. RB(h)(k)	6.38%	05/15/2037	1,265	253,000

Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(h)	6.13%	06/15/2046	14,035	14,065,497

Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,250	2,255,185

Series 2012, RB	7.00%	10/01/2026	50	50,094

Series 2012, RB	7.25%	10/01/2041	595	596,099

Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(c)(h)	6.25%	01/01/2024	14,410	13,829,931

Series 2019 A, Ref. RB(b)(c)(h)	6.38%	01/01/2026	43,480	39,725,085

Series 2019 A, Ref. RB(b)(c)(h)	6.50%	01/01/2029	6,310	5,680,974

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Gramercy Farms Community Development District;
Series 2007 A-1, RB(d)	5.25%	05/01/2039	$1,335	$3,351

Series 2007 A-2, RB(d)	5.25%	05/01/2039	1,700	4,267

Series 2011, Ref. RB(k)	0.00%	05/01/2039	14,435	7,506,200

Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $12,281,931)(e)	6.25%	04/01/2049	13,980	5,256,480

Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	905	905,449

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	7,867,471

Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	5,135,404

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(h)	5.50%	07/15/2048	2,250	1,992,553

Series 2018 A, RB(h)	5.75%	07/15/2053	2,030	1,889,503

Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);

Series 2012, IDR(h)	5.50%	06/15/2032	1,880	1,880,395

Series 2012, IDR(h)	5.75%	06/15/2042	3,210	3,210,012

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2021, RB	4.00%	11/15/2051	3,750	3,143,692

Miami-Dade (County of), FL;
Series 2009, RB(j)	0.00%	10/01/2035	12,000	6,818,274

Series 2009, RB(j)	0.00%	10/01/2042	42,215	16,166,483

Series 2021, RB (INS - AGM)(g)	3.00%	10/01/2043	5,065	3,993,572

Series 2022 A(i)	5.00%	04/01/2052	15,720	16,926,318

Series 2022, RB(i)	5.00%	07/01/2052	10,000	10,645,231

Subseries 2021 A-1, Ref. RB (INS - AGM)(c)(g)	4.00%	10/01/2045	9,000	8,233,507

Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	885	885,287

Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	2,360	2,362,106

Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	490	490,437

Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	115	115,103

Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	490	490,437

Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	200	200,178

Orange County Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB(i)	4.00%	10/01/2052	17,245	15,037,418

Palm Beach (County of), FL Health Facilities Authority (Toby & Leon Cooperman); Series 2022, Ref. RB	4.00%	06/01/2041	2,100	1,654,409

Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(c)(h)	5.88%	01/01/2033	7,000	7,012,785

Reunion East Community Development District;
Series 2002 A-2, RB(d)(k)	7.38%	05/01/2033	145	1

Series 2005, RB(d)(k)	5.80%	05/01/2036	1,716	17

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital);
Series 2018, RB(i)	4.00%	07/01/2048	36,680	33,328,897

Series 2022, RB	4.00%	07/01/2052	2,000	1,805,373

Seminole (County of), FL; Series 2022, RB(i)	5.00%	10/01/2052	10,000	10,551,299

Sterling Hill Community Development District; Series 2003 A, RB(k)(n)	6.20%	05/01/2035	1,375	742,325

Tampa Bay (City of), FL Water; Series 2001 A, RB (INS - NATL)(g)(i)	6.00%	10/01/2029	13,440	16,131,411

Tender Option Bond Trust Receipts/Certificates; Series 2022-XX1271 (INS - AGM)(g)(h)(i)	3.00%	10/01/2051	6,000	8,750,891

Treeline Preserve Community Development District; Series 2007 A, RB(d)(k)	6.80%	05/01/2039	4,895	685,300

				564,301,214

Georgia–0.73%
Atlanta (City of), GA Department of Aviation; Series 2022 B, RB(c)	5.00%	07/01/2052	2,100	2,152,061

Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(m)	4.00%	07/01/2049	10,150	9,747,291

Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB(i)	4.00%	07/01/2049	15,000	13,776,327

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2021 A, RB	4.00%	02/15/2051	$6,130	$5,529,440

Series 2021, RB	4.00%	02/15/2046	6,200	5,713,865

George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB(h)	5.00%	01/01/2036	2,000	1,871,827

Series 2021, RB(h)	5.00%	01/01/2054	6,000	4,994,285

Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2049	5,000	5,006,464

Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(h)	5.00%	11/01/2037	6,000	5,821,777

Series 2017 A, Ref. RB(h)	5.00%	11/01/2047	4,480	4,137,970

				58,751,307

Hawaii–0.13%
Hawaii (State of) Airport System; Series 2022 A(c)(i)	5.00%	07/01/2047	10,000	10,276,865

Idaho–0.34%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(c)(d)(e)(k)	7.50%	11/01/2024	7,640	0

Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	3.80%	10/01/2031	550	468,669

Series 2014, RB	4.00%	10/01/2033	1,000	829,735

Series 2014, RB	4.50%	10/01/2050	17,030	12,365,851

Series 2014, RB	4.55%	10/01/2056	13,000	9,238,059

Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,192,075

Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(h)(j)	0.00%	07/01/2049	9,112	1,486,165

				27,580,554

Illinois–9.83%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	980	980,510

Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	2,047	1,982,723

Series 2005, RB	6.00%	01/01/2026	4,500	4,156,947

Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	3,625,437

Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(h)	6.25%	09/01/2045	4,000	3,989,891

Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,172,989

Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,172,314

Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,029,473

Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,179,223

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,123,649

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,521,282

Series 2007 F, Ref. GO Bonds(i)(m)	5.50%	01/01/2035	10,640	10,730,656

Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	378,192

Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	402,869

Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,262,116

Series 2014, RB(i)	5.00%	01/01/2044	16,755	16,768,265

Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,479,514

Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,017,026

Series 2017 A, Ref. GO Bonds(i)(m)	6.00%	01/01/2038	64,150	66,703,722

Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(k)	7.46%	02/15/2026	1,857	1,715,341

Chicago (City of), IL (O’Hare International Airport);
Series 2022 A(c)(i)(m)	5.00%	01/01/2048	14,000	14,290,391

Series 2022 A(c)(i)	4.63%	01/01/2053	15,000	14,687,955

Series 2022 A (INS - AGM)(c)(g)(i)	5.50%	01/01/2053	15,000	15,772,203

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(c)(i)	5.00%	01/01/2047	$27,500	$27,752,978

Series 2017 D, RB(c)(i)	5.00%	01/01/2052	9,960	10,026,947

Series 2018 A, Ref. RB(c)	5.00%	01/01/2053	5,000	5,053,181

Series 2022 A, RB(c)	5.50%	01/01/2055	3,495	3,679,658

Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	11,736,520

Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	23,371,179

Series 2017 H, GO Bonds	5.00%	12/01/2046	5,000	4,719,905

Series 2018 D, GO Bonds	5.00%	12/01/2046	4,000	3,764,122

Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	18,244,256

Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds(i)(m)	5.00%	12/01/2045	19,750	20,558,814

Chicago (City of), IL Transit Authority; Series 2014, RB(i)	5.25%	12/01/2049	27,000	27,320,760

East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,431,568

Evanston (City of), IL (Roycemore School); Series 2021, RB(h)	4.63%	04/01/2051	1,250	890,304

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,379	1,221,615

Gilberts (Village of), IL Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(f)	6.00%	03/01/2048	13,052	11,910,255

Illinois (State of);
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	4,998,570

Series 2013, GO Bonds	5.50%	07/01/2038	9,000	9,048,426

Series 2016, GO Bonds	4.00%	06/01/2033	3,150	3,030,170

Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	4,936,140

Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	5,265,947

Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	10,790,512

Series 2017 D, GO Bonds(i)(m)	5.00%	11/01/2023	33,000	33,474,160

Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	21,675,207

Series 2017 D, GO Bonds	5.00%	11/01/2026	7,500	7,801,652

Series 2017 D, GO Bonds	5.00%	11/01/2027	13,000	13,579,502

Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,226,135

Illinois (State of) Finance Authority; Series 2018 B, Ref. RB(h)	6.00%	04/01/2038	2,100	2,070,851

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	4,020	4,023,430

Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(h)	6.00%	12/01/2045	3,715	3,820,338

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	2,710,337

Series 2019 A, Ref. RB	5.00%	11/01/2040	20,210	17,450,325

Series 2019 A, Ref. RB	5.00%	11/01/2049	24,835	20,020,268

Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,795,000)(e)	5.25%	05/15/2037	6,795	5,801,623

Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,533,368)(e)	5.25%	05/15/2048	12,770	9,931,413

Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(i)(m)	5.00%	08/15/2051	25,000	26,294,728

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	65,871	47,587,159

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(l)	7.00%	08/15/2023	12,210	12,539,055

Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(b)(l)	5.25%	05/15/2025	4,810	5,093,402

Series 2015, Ref. RB(b)(l)	5.25%	05/15/2025	1,850	1,959,001

Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	757,303

Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,509,622

Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	8,557,155

Series 2018 B, Ref. RB(h)	6.13%	04/01/2058	6,000	5,769,170

Series 2019 A, RB(h)	6.13%	04/01/2049	1,000	977,441

Series 2019 A, RB(h)	6.13%	04/01/2058	23,840	22,923,030

Illinois (State of) Finance Authority (Social Bonds);
Series 2021, Ref. RB	4.00%	11/01/2041	725	648,201

Series 2021, Ref. RB	4.00%	11/01/2051	1,100	925,400

Series 2021, Ref. RB	4.00%	11/01/2056	350	285,981

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	$985	$965,725

Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,320,739

Series 2017, Ref. RB	5.25%	02/15/2047	7,500	7,031,133

Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	8,405	8,555,243

Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,884,647

Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(h)	5.45%	01/01/2046	5,000	3,670,732

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(g)(j)	0.00%	12/15/2038	29,950	13,909,520

Series 2012 B, RB(j)	0.00%	12/15/2051	13,165	2,802,597

Series 2012, RB(j)	0.00%	12/15/2050	35,755	8,082,675

Series 2015 A, RB	5.00%	06/15/2053	4,000	4,000,906

Series 2015, RB(j)	0.00%	12/15/2052	46,000	9,268,250

Series 2017 B, Ref. RB(f)	4.95%	12/15/2047	3,000	1,629,132

Series 2017 B, Ref. RB(j)	0.00%	12/15/2054	5,000	899,855

Series 2017, RB	5.00%	06/15/2057	11,000	10,963,636

Series 2020, Ref. RB	5.00%	06/15/2050	15,700	15,731,180

Malta (Village of), IL (Prairie Springs); Series 2006, RB(k)	5.75%	12/30/2025	1,800	450,000

Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,205	1,220,491

Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,795,397

Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(d)(k)	5.80%	03/01/2037	5,615	617,650

Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(c)	5.75%	08/01/2042	1,945	1,945,167

St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	545	537,011

Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,353,428

Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,189	1,129,633

Yorkville (United City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,710	2,701,845

				794,772,996

Indiana–0.63%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	5,888,636

Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(i)(m)	4.00%	12/01/2049	13,000	12,399,830

Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(h)	5.90%	07/01/2038	1,000	985,933

Series 2018 A, Ref. RB(h)	6.00%	07/01/2048	2,750	2,652,426

Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,317,030

Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(c)	6.75%	01/01/2034	10,785	11,069,774

Series 2013, RB(c)	7.00%	01/01/2044	11,000	11,303,910

				50,617,539

Iowa–0.69%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,000	6,768,088

Series 2022, Ref. RB	5.00%	12/01/2050	8,450	8,011,525

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2047	4,500	3,880,189

Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	335,375	36,768,603

				55,428,405

Kansas–0.43%
Olathe (City of), KS (West Village Center); Series 2007, RB	5.50%	09/01/2026	2,835	2,603,929

Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(k)(n)	5.75%	12/01/2025	343	236,576

Series 2006 A, RB(k)(n)	5.88%	12/01/2025	643	444,023

Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(k)(n)	5.88%	12/01/2025	757	522,346

Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB(b)(l)	7.13%	12/15/2023	1,000	1,043,984

Series 2013 III, Ref. RB(b)(l)	7.38%	12/15/2023	5,000	5,232,596

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	$5,000	$5,018,072

Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	11,042,393

Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,795,040

Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,642,150

Series 2019, Ref. RB	5.00%	05/15/2034	1,000	927,374

Series 2019, Ref. RB	5.00%	05/15/2050	2,115	1,774,860

Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	1,765	1,582,013

				34,865,356

Kentucky–0.72%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	12,224,224

Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,657,172

Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	2,000	1,589,048

Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,477,253

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,044,484

Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,090,179

Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,052,953

Series 2015, Ref. RB	5.75%	11/15/2050	4,650	3,975,945

Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB(f)	6.60%	07/01/2039	9,000	9,949,518

Series 2013 C, RB(f)	6.75%	07/01/2043	5,000	5,517,683

Series 2013 C, RB(f)	6.88%	07/01/2046	7,000	7,735,725

				58,314,184

Louisiana–0.71%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,260,761

Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,072,766

Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	8,625,710

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(h)	3.88%	11/01/2045	5,875	4,232,466

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of) LA, Louisiana Gomesa) (Green Bonds); Series 2018, RB(h)	5.65%	11/01/2037	3,850	3,882,474

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(h)	3.95%	11/01/2043	4,317	3,308,405

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(h)	5.38%	11/01/2038	575	563,831

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(h)	4.40%	11/01/2044	3,680	3,049,294

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa Project); Series 2018 A, RB(h)	5.50%	11/01/2039	2,235	2,213,058

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(h)	4.63%	11/01/2038	1,825	1,646,241

Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB(h)	5.00%	06/01/2051	3,055	2,404,789

New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(c)(i)(m)	5.00%	01/01/2048	17,750	17,842,870

St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(h)	6.35%	07/01/2040	3,000	3,211,945

				57,314,610

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maine–0.13%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	$6,800	$6,830,092

Series 2016 A, RB	5.00%	07/01/2046	3,705	3,708,699

				10,538,791

Maryland–0.29%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,147,916

Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2032	3,135	3,088,438

Baltimore (City of), MD (Harbor Point); Series 2022, RB	5.00%	06/01/2051	1,000	942,289

Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	702,008

Series 2014, RB	6.10%	02/15/2044	1,420	1,370,777

Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,255,278

Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System); Series 2020, Ref. RB	4.00%	07/01/2045	1,000	908,439

Maryland Economic Development Corp. (Port Covington); Series 2020, RB	4.00%	09/01/2050	4,000	3,170,064

Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(h)	5.13%	07/01/2039	1,300	1,266,656

Series 2018, RB(h)	5.25%	07/01/2048	2,100	2,029,107

Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,155,719

Series 2017 B, RB	5.00%	11/01/2042	4,600	4,103,658

Series 2017 B, RB	5.00%	11/01/2047	500	432,853

				23,573,202

Massachusetts–0.99%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,633,189

Series 2019, RB	5.00%	06/15/2054	1,620	1,481,261

Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(g)(i)	5.50%	08/01/2030	32,040	38,094,621

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(i)	5.50%	07/01/2032	5,015	6,203,534

Massachusetts (Commonwealth of) Transportation Fund;
Series 2022 A, RB(i)	5.00%	06/01/2050	15,000	16,302,714

Series 2022 B, RB(i)	5.00%	06/01/2052	15,000	16,366,937

				80,082,256

Michigan–0.92%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	900	806,146

Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,526,125

Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,121,063

Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,465	1,322,649

Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(h)	5.00%	08/15/2041	1,235	1,063,572

Series 2021, Ref. RB(h)	5.00%	08/15/2051	1,510	1,230,322

Michigan (State of) Finance Authority;
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2065	101,350	8,598,980

Series 2021, Ref. RB	3.00%	09/01/2050	785	520,659

Series 2021, Ref. RB	4.00%	09/01/2050	1,550	1,356,558

Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,035,299

Michigan (State of) Finance Authority (McLaren Health Care); Series 2019 A, RB(i)	4.00%	02/15/2050	14,975	13,731,642

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(h)	5.00%	07/01/2036	1,970	1,419,329

Series 2016, RB(h)	5.00%	07/01/2046	2,000	1,238,612

Series 2016, RB(h)	5.00%	07/01/2051	3,080	1,835,905

Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,350	5,683,785

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)
Michigan State Housing Development Authority;
Series 2022, RB(i)(m)	5.10%	12/01/2037	$10,000	$10,528,628

Series 2022, RB(i)(m)	5.20%	12/01/2040	4,425	4,675,497

Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	6,066,887

Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(h)	5.00%	07/01/2036	4,550	3,278,146

Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	4,895	3,031,502

Series 2016 A, Ref. RB(h)	5.00%	07/01/2051	2,795	1,666,024

				74,737,330

Minnesota–1.29%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,396,262

Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	311,446

Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	1,490	1,371,608

Series 2015, RB	5.50%	07/01/2040	2,250	1,969,177

Series 2015, RB	5.75%	07/01/2046	2,800	2,421,585

Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	1,400,000

Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(h)	3.55%	04/01/2039	5,000	3,589,287

Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,005,932

Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,511,734

Series 2018, RB(h)	4.75%	08/01/2043	600	547,229

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,063,350

Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	4,603,632

St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $26,750,000)(b)(d)(e)(h)	6.00%	07/01/2027	26,750	24,075,000

St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	745	745,152

St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,610,487

Series 2015, RB	6.25%	10/01/2045	4,275	4,070,308

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	3,771,485

Series 2018, RB	5.13%	12/01/2049	7,560	6,736,304

St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,000,301

Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,573,227

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	4,000	3,262,367

St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,243,837

St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	960,651

Series 2018, Ref. RB	5.00%	10/01/2043	1,000	840,051

Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,156,297

St. Paul Park (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	487,105

Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,255	3,057,265

Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	4,235,085

Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,338,329

Series 2018 B, Ref. RB	6.75%	12/01/2025	330	319,403

West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	367,950

Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,087,663

Series 2017, Ref. RB	4.75%	11/01/2052	375	301,397

				104,430,906

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–0.09%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(h)	4.55%	11/01/2039	$2,100	$1,862,973

Mississippi (State of) Development Bank (Jackson Co. Gomesa); Series 2021, RB(h)	3.63%	11/01/2036	1,000	790,129

Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	4,870	4,277,076

				6,930,178

Missouri–1.87%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(k)	5.50%	04/01/2027	6,055	1,453,200

Dardenne Town Square Transportation Development District; Series 2006 A, RB(k)(n)	5.00%	05/01/2036	5,190	2,387,400

Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(k)(n)	5.75%	12/01/2028	1,250	375,000

I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(h)	5.25%	12/01/2048	6,415	6,334,342

Series 2019 B, RB(h)	7.75%	12/15/2048	3,853	3,633,158

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(c)(i)	5.00%	03/01/2054	20,000	20,088,456

Series 2020 A, RB (INS - AGM)(c)(g)(i)	5.00%	03/01/2057	40,000	40,395,296

Series 2020, RB(c)	4.00%	03/01/2045	6,040	5,460,397

Series 2020, RB (INS - AGM)(c)(g)	4.00%	03/01/2057	750	645,598

Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(c)	6.45%	05/01/2040	1,751	1,732,840

Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(h)	5.00%	02/01/2050	2,550	1,785,745

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	11,250	9,286,464

Series 2017, Ref. RB	5.25%	05/15/2037	3,285	2,955,005

Series 2017, Ref. RB	5.25%	05/15/2042	1,000	866,042

Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.25%	08/15/2039	3,000	2,794,354

Series 2018, Ref. RB	5.00%	08/15/2032	1,020	971,643

Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(h)	6.00%	06/01/2046	6,170	5,561,650

Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	865	831,609

Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(i)	5.13%	05/01/2052	10,005	10,374,789

Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(h)	4.25%	12/01/2042	5,460	5,156,703

St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	1,500	1,118,166

St. Louis (City of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	950	950,049

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	5,500	5,017,395

Series 2018 A, RB	5.13%	09/01/2048	12,345	10,676,078

Series 2018 A, RB	5.13%	09/01/2049	6,475	5,578,486

Series 2018 A, RB	5.25%	09/01/2053	5,900	5,112,041

				151,541,906

Montana–0.03%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	899,545

Series 2017, Ref. RB	5.25%	05/15/2052	2,320	1,845,225

				2,744,770

Nevada–0.18%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	1,050	1,026,884

Las Vegas (City of), NV; Series 2016, RB(h)	4.38%	06/15/2035	4,000	3,563,618

Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(c)(h)	6.25%	12/15/2037	1,000	894,174

Nevada (State of) Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(h)	5.00%	12/15/2038	1,000	977,084

Series 2018 A, RB(h)	5.00%	12/15/2048	3,000	2,762,508

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(h)(j)	0.00%	07/01/2058	$32,000	$3,782,832

Series 2018 D, Ref. RB(h)(j)	0.00%	07/01/2058	13,000	1,256,087

				14,263,187

New Hampshire–0.26%
New Hampshire (State of) Business Finance Authority; Series 2022-2A, RB	4.00%	10/20/2036	14,970	13,804,936

New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(c)(h)	4.88%	11/01/2042	7,500	6,894,116

				20,699,052

New Jersey–3.53%
Camden (County of), NJ Improvement Authority (KIPP Cooper Norcross Academy);
Series 2022, RB	6.00%	06/15/2047	1,425	1,505,941

Series 2022, RB	6.00%	06/15/2062	4,300	4,467,581

New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(h)	5.00%	06/15/2049	1,110	1,012,806

Series 2019 A, RB(h)	5.00%	06/15/2054	725	652,050

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	47,065	47,221,830

Series 2000 A, RB(c)	5.63%	11/15/2030	20,000	20,126,364

Series 2012, RB(c)	5.75%	09/15/2027	34,325	34,333,307

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,800	1,801,544

Series 2012 A, RB	6.10%	07/01/2044	4,025	4,027,211

Series 2012 C, RB	5.00%	07/01/2032	1,370	1,358,637

Series 2012 C, RB	5.30%	07/01/2044	4,500	4,342,824

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(c)	5.38%	01/01/2043	22,110	22,150,267

Series 2013, RB(c)	5.63%	01/01/2052	22,695	22,776,580

New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(j)	0.00%	12/15/2038	63,105	28,538,037

Series 2010 A, RB(j)	0.00%	12/15/2030	8,620	6,146,469

Series 2010 A, RB(j)	0.00%	12/15/2031	7,540	5,111,994

Series 2010 A, RB(j)	0.00%	12/15/2036	45,555	23,212,209

Series 2010 A, RB(j)	0.00%	12/15/2037	10,000	4,806,179

Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,652,949

Series 2018 A, Ref. RB	5.00%	12/15/2035	4,390	4,625,951

Series 2018 A, Ref. RB	5.00%	12/15/2036	1,200	1,257,751

Series 2019 BB, RB	5.00%	06/15/2044	2,500	2,554,794

Series 2019, RB	5.25%	06/15/2043	10,000	10,390,865

Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,548,732

Series 2020 AA, RB	5.00%	06/15/2035	1,000	1,071,423

Series 2022, RB	5.00%	06/15/2048	20,750	21,249,347

Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	250	251,897

				285,195,539

New Mexico–0.18%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,069,391

Series 2019 A, RB	5.00%	07/01/2049	10,525	8,550,515

Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(h)	8.00%	05/01/2040	5,510	4,868,917

				14,488,823

New York–12.41%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,660	1,660,507

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(j)	0.00%	07/15/2034	14,345	7,499,788

Series 2009, RB(j)	0.00%	07/15/2044	23,805	6,534,630

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	01/01/2047	$1,160	$861,301

Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,276,884

Series 2017 A, RB	5.00%	08/01/2047	3,790	3,459,328

Series 2017 A, RB	5.00%	08/01/2052	790	710,198

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(c)(h)	5.50%	12/31/2040	13,140	11,638,819

Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2041	785	642,060

Series 2021 A, RB	4.00%	06/15/2056	450	324,675

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	9,532,359

Hudson Yards Infrastructure Corp.; Series 2017 A, RB(i)	5.00%	02/15/2039	21,060	22,130,143

Metropolitan Transportation Authority;
Series 2019 C, RB (INS - AGM)(g)(i)(m)	4.00%	11/15/2043	16,025	14,924,475

Series 2020 D-1, RB	5.00%	11/15/2045	10,000	9,833,312

Series 2022, RB (INS - AGM)(g)(i)(m)	4.00%	11/15/2046	22,245	20,321,789

Subseries 2020 A-1, RB (INS - AGM)(g)(i)(m)	4.00%	11/15/2049	14,615	13,175,250

Subseries 2020 A-1, RB(i)(m)	4.00%	11/15/2053	27,500	22,472,827

Metropolitan Transportation Authority (Green Bonds);
Series 2020 C-1, RB	4.75%	11/15/2045	10,000	9,748,473

Series 2020 C-1, RB	5.00%	11/15/2050	14,000	13,737,028

Series 2020 C-1, RB	5.25%	11/15/2055	500	505,007

Series 2020 E, Ref. RB	5.00%	11/15/2030	4,000	4,188,234

Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	7,500	6,349,240

Series 2019, Ref. RB	5.00%	01/01/2050	5,750	4,559,596

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/13/2007-02/28/2018; Cost $32,479,135)(e)	5.00%	01/01/2058	30,886	15,217,415

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $14,980,000)(e)(h)	9.00%	01/01/2041	14,980	12,496,601

Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	9,578,347

Series 2006 A-3, RB	5.13%	06/01/2046	64,730	59,830,625

Series 2006 B, RB(j)	0.00%	06/01/2046	105,990	27,657,221

New York & New Jersey (States of) Port Authority; Series 2020 221, RB(c)	4.00%	07/15/2055	500	438,200

New York (City of), NY;
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	3,000	3,372,575

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	3,500	3,906,037

Subseries 2023 B-1(i)	5.25%	10/01/2047	10,000	11,068,703

New York (City of), NY Municipal Water Finance Authority;
Series 2014 BB, RB	5.00%	06/15/2046	50	50,417

Subseries 2022 CC-1, RB(i)	5.00%	06/15/2052	21,210	22,729,230

Subseries 2023 AA-3, RB(i)	5.00%	06/15/2047	10,000	10,838,507

New York (City of), NY Transitional Finance Authority;
Series 2021 B-1, RB (INS - BAM)(g)	3.00%	08/01/2041	5,000	4,193,210

Series 2022 C-1, RB	4.00%	02/01/2051	3,270	3,065,099

Series 2022, RB(i)	5.25%	11/01/2048	12,500	13,761,558

Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	3,869,802

Subseries 2022 C-1, RB(i)	4.00%	02/01/2047	11,000	10,461,638

New York (State of) Dormitory Authority;
Series 2014 C, RB(i)	5.00%	03/15/2041	26,940	27,473,442

Series 2015 C, RB(b)(l)	5.00%	09/15/2025	40	42,499

Series 2018 E, RB(i)	5.00%	03/15/2045	35,050	37,065,743

Series 2020 D, Ref. RB	4.00%	02/15/2047	2,000	1,904,904

Series 2022 A, RB (INS - AGM)(g)(i)	4.25%	05/01/2052	15,000	14,592,891

New York (State of) Thruway Authority;
Series 2019 B, RB(i)	4.00%	01/01/2053	15,000	13,668,732

Series 2021 A-1(i)	4.00%	03/15/2054	10,000	9,171,541

Series 2021 A-1(i)	4.00%	03/15/2059	30,000	27,350,616

New York (State of) Thruway Authority (Green Bonds); Series 2022 C, RB	4.13%	03/15/2057	15,000	14,032,167

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(j)	0.00%	11/15/2049	$13,390	$3,391,538

New York Counties Tobacco Trust IV; Series 2005 F, RB(j)	0.00%	06/01/2060	50,000	2,491,840

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(j)	0.00%	06/01/2038	65,990	25,662,653

Series 2005 S-2, RB(j)	0.00%	06/01/2050	45,500	5,979,173

Series 2005 S-3, RB(j)	0.00%	06/01/2055	268,000	19,011,866

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 2, Ref. RB(h)	5.38%	11/15/2040	2,500	2,502,444

Series 2014, Class 3, Ref. RB(h)	7.25%	11/15/2044	49,000	49,518,817

New York State Urban Development Corp.;
Series 2020 E, Ref. RB	3.00%	03/15/2050	2,000	1,523,442

Series 2022, RB (INS - AGM)(c)(g)	4.00%	12/01/2042	5,000	4,623,295

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	8,320	8,519,014

Series 2020, Ref. RB(c)	5.38%	08/01/2036	11,505	11,651,821

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(c)	5.00%	08/01/2026	3,725	3,725,252

Series 2016, Ref. RB(c)	5.00%	08/01/2031	3,775	3,775,042

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(c)	5.00%	01/01/2028	10,000	10,195,900

Series 2018, RB(c)	5.00%	01/01/2034	4,905	4,949,381

Series 2020, RB(c)	4.00%	10/01/2030	2,500	2,435,857

Series 2020, RB(c)	5.00%	10/01/2040	24,450	24,448,311

Series 2020, RB(c)	4.38%	10/01/2045	63,005	57,595,882

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.00%	07/01/2046	32,375	32,161,076

Series 2016 A, RB(c)	5.25%	01/01/2050	10,995	11,030,050

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(h)	4.75%	11/01/2042	2,390	2,161,194

Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(h)(j)	0.00%	08/15/2060	368,350	21,923,050

Tender Option Bond Trust Receipts/Certificates;
Series 2022-XX1269(h)(i)	3.00%	09/01/2050	7,390	10,815,607

Series 2022-XX1270 (INS - AGM)(g)(h)(i)	3.00%	11/15/2047	6,335	9,799,971

Series 2022-XX1273 (INS - AGM)(g)(h)(i)	3.00%	11/15/2051	5,000	7,369,773

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2027	1,985	982,575

Series 2013 A, RB(d)	5.00%	07/01/2038	5,700	2,821,500

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2012 1-A, RB(i)	4.00%	11/15/2056	10,000	9,125,026

Series 2022 A(i)	5.00%	05/15/2057	11,490	12,241,921

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,325	7,842,640

Series 2016 B, Ref. RB	5.00%	06/01/2048	26,205	24,318,460

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(h)	7.00%	06/01/2046	58,890	51,587,192

Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,131	4,147,960

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,519,731

				1,003,772,897

North Carolina–0.22%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(c)	5.00%	06/30/2054	1,000	1,001,503

North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(b)(l)	6.25%	07/01/2023	3,750	3,827,535

North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,112,090

Series 2018 A, RB	5.00%	10/01/2048	13,080	11,591,147

				17,532,275

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Dakota–0.03%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	$1,500	$1,453,279

Series 2016, RB	5.20%	04/15/2046	1,125	1,028,399

				2,481,678

Ohio–4.87%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2041	3,800	3,863,185

Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	86,395	79,278,402

Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	276,880	32,474,092

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(h)	6.75%	01/01/2044	13,900	14,006,580

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(c)	5.38%	09/15/2027	4,190	4,191,103

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(h)	5.00%	06/01/2028	3,435	3,419,427

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, RB(i)(m)	5.25%	02/15/2047	26,990	27,171,445

Series 2017, RB(i)(m)	5.50%	02/15/2052	19,495	19,788,357

Series 2017, RB(i)(m)	5.50%	02/15/2057	30,650	31,076,519

Series 2017, Ref. RB	5.00%	02/15/2057	10,000	9,657,059

Darke (County of), OH (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	1,806,207

Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	931,728

Series 2020, Ref. RB	5.25%	11/15/2055	6,300	5,527,056

Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	723,732

Series 2019, RB	5.00%	12/01/2051	2,500	2,422,087

Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,214,465

Hamilton (County of), OH (UC Health); Series 2020, RB(i)(m)	4.00%	09/15/2050	15,000	13,058,679

Hickory Chase Community Authority; Series 2019, Ref. RB(h)	5.00%	12/01/2040	1,355	1,213,132

Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,054,891

Series 2019, Ref. RB	5.13%	12/01/2049	3,545	3,120,037

Montgomery (County of), OH (Premier Health Partners Obligated Group);
Series 2019 A, RB	4.00%	11/15/2045	2,420	2,106,806

Series 2019 A, RB(i)	4.00%	11/15/2045	11,825	10,294,623

Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $5,915,997)(e)(h)	6.00%	04/01/2038	7,270	2,733,520

Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $1,179,464)(e)(h)	6.25%	04/01/2049	2,115	795,240

Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2042	4,955	4,420,731

Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	23,810	22,556,963

Series 2013, RB	5.00%	02/15/2048	16,370	15,142,111

Ohio (State of) Air Quality Development Authority; Series 2019, RB(c)(h)	5.00%	07/01/2049	22,500	20,818,960

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(h)	4.50%	01/15/2048	500	442,253

Ohio State University (The) (Green Bonds); Series 2021 A, RB (INS - AGM)(i)	4.00%	12/01/2048	20,000	19,321,658

Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,690,481

Series 2015, Ref. RB	5.00%	12/01/2043	6,695	6,215,958

Southern Ohio Port Authority (Purecycle);
Series 2020 A, RB(c)(h)	6.25%	12/01/2025	6,000	5,754,091

Series 2020 A, RB(c)(h)	7.00%	12/01/2042	23,000	19,173,409

Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,002,560

				393,467,547

Oklahoma–1.79%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007; Cost $3,040,000)(e)	6.63%	10/01/2037	3,040	2,760,075

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	$1,800	$1,809,464

Oklahoma (State of) Development Finance Authority (OU Medicine);

Series 2018 B, RB(i)(m)	5.50%	08/15/2052	15,210	13,956,444

Series 2018 B, RB	5.50%	08/15/2057	10,180	9,240,424

Series 2018 B, RB(i)	5.50%	08/15/2057	23,320	21,167,650

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(d)	5.00%	08/01/2047	10,500	10,500

Series 2017, RB(d)	5.00%	08/01/2052	20,000	20,000

Series 2017, RB(d)	5.25%	08/01/2057	2,190	2,190

Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,300	1,172,409

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(d)	6.88%	11/01/2046	2,469	6,172

Series 2016 A, RB(d)	6.63%	11/30/2049	1,164	2,911

Series 2016 A, RB(d)	7.00%	11/01/2051	2,429	6,072

Series 2016 B-1, RB(d)	5.25%	11/30/2049	1,664	4,159

Tulsa (City of), OK Authority for Economic Opportunity (Santa Fe Square); Series 2021, RB(h)	4.38%	12/01/2041	3,955	3,209,068

Tulsa (City of), OK Municipal Airport Trust;
Series 2000 A, Ref. RB(c)	5.50%	06/01/2035	18,625	18,663,772

Series 2001 B, Ref. RB(c)	5.50%	12/01/2035	15,000	15,031,225

Series 2001 C, Ref. RB(c)	5.50%	12/01/2035	51,025	51,131,219

Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	6,500	6,562,197

				144,755,951

Oregon–0.28%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	500	498,436

Series 2017 A, Ref. RB	5.00%	11/15/2037	500	487,652

Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	2,526,528

Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, RB(i)	4.00%	06/01/2046	16,025	14,812,395

Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,835	1,540,004

Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	2,500	2,045,040

Series 2021 A, Ref. RB	5.00%	11/15/2051	500	398,886

				22,308,941

Pennsylvania–1.27%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(c)	5.00%	01/01/2051	10,000	10,192,980

Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	3,187,458

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(h)	6.00%	05/01/2042	5,075	5,074,946

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2022, RB(h)	5.25%	05/01/2042	3,750	3,483,767

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,517,986

Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,101,342

Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,056,717

Series 2019, RB	5.00%	12/01/2054	2,000	1,591,352

Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,960	4,637,771

Series 2014 B, RB(f)	7.50%	02/01/2044	1,379	715,199

Series 2014 C, RB(d)	0.00%	02/01/2044	4,122	20,843

Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	4.00%	12/01/2048	3,000	2,350,216

Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(i)	5.00%	06/15/2034	15,450	15,886,962

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(c)	5.50%	11/01/2044	4,000	3,974,608

Pennsylvania (Commonwealth of) Turnpike Commission; Series 2013 B-2, RB(f)	6.00%	12/01/2037	7,000	6,065,083

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	$1,390	$1,275,433

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	5,727,748

Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,599,146

Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,017,312

Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,279

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	19,351,779

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	4,575	4,082,272

Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,420,184

				102,361,383

Puerto Rico–9.66%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	395	395,125

Series 2002, RB	5.50%	05/15/2039	27,590	27,521,108

Series 2002, RB	5.63%	05/15/2043	5,415	5,416,457

Series 2005 A, RB(j)	0.00%	05/15/2050	473,480	82,055,504

Series 2008 B, RB(j)	0.00%	05/15/2057	784,260	40,823,321

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2024	2,469	2,268,870

Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	9,503	5,216,274

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	10,000	8,713,400

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	23,758	19,094,941

Series 2022, RB	0.00%	11/01/2051	62,766	28,087,904

Subseries 2022, RN	0.00%	11/01/2043	38,871	17,734,854

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	7,162	7,306,364

Series 2020 A, Ref. RB(h)	5.00%	07/01/2035	8,000	7,940,699

Series 2020 A, Ref. RB(h)	5.00%	07/01/2047	4,060	3,898,124

Series 2021 B, RB(h)	5.00%	07/01/2037	5,456	5,375,863

Series 2021 B, RB(h)	4.00%	07/01/2042	40,000	33,909,776

Series 2022 A, Ref. RB(h)	5.00%	07/01/2037	10,000	9,853,122

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (Acquired 05/31/2019; Cost $32,250)(d)(e)	5.50%	12/01/2049	50	37,063

Series 2004 PP, Ref. RB (Acquired 01/23/2018; Cost $740,912) (INS - NATL)(e)(g)	5.00%	07/01/2023	755	759,047

Series 2007 TT, RB (Acquired 08/09/2018-07/23/2020; Cost $341,781)(d)(e)	5.00%	07/01/2023	515	381,100

Series 2007 TT, RB (Acquired 08/09/2018-09/12/2018; Cost $4,328,288)(d)(e)	5.00%	07/01/2026	6,685	4,946,900

Series 2007 TT, RB (Acquired 09/12/2018; Cost $1,521,625)(d)(e)	5.00%	07/01/2027	2,350	1,739,000

Series 2007 TT, RB (Acquired 08/09/2018-12/10/2020; Cost $10,499,375)(d)(e)	5.00%	07/01/2032	16,805	12,435,700

Series 2007 TT, RB (Acquired 08/09/2018; Cost $51,600)(d)(e)(o)	5.00%	12/01/2049	80	58,800

Series 2007 TT, RB (Acquired 01/19/2022; Cost $1,538,187)(d)(e)	5.00%	12/01/2049	1,510	1,109,850

Series 2007 VV, Ref. RB (Acquired 01/24/2018; Cost $4,508,426) (INS - NATL)(e)(g)	5.25%	07/01/2024	4,560	4,577,840

Series 2007 VV, Ref. RB (Acquired 07/19/2018-07/23/2018; Cost $9,684,694) (INS - NATL)(e)(g)	5.25%	07/01/2030	9,275	9,307,885

Series 2007 VV, Ref. RB (Acquired 10/12/2017; Cost $21,542,896) (INS - AGM)(e)(g)	5.25%	07/01/2031	20,000	20,040,158

Series 2007 VV, Ref. RB (Acquired 07/19/2018-08/20/2018; Cost $6,619,274) (INS - NATL)(e)(g)	5.25%	07/01/2032	6,275	6,268,633

Series 2008 WW, RB(d)	5.00%	07/01/2028	13,620	10,078,800

Series 2008 WW, RB (Acquired 02/21/2020; Cost $1,757,250)(d)(e)	5.25%	07/01/2033	2,200	1,633,500

Series 2008 WW, RB (Acquired 08/09/2018-01/27/2022; Cost $16,239,731)(d)(e)	5.50%	07/01/2038	19,685	14,689,931

Series 2010 AAA, RB (Acquired 08/09/2018; Cost $894,375)(d)(e)	5.25%	07/01/2031	1,350	1,002,375

Series 2010 AAA, RB(d)	5.25%	12/01/2049	2,355	1,736,812

Series 2010 CCC, RB (Acquired 08/09/2018; Cost $209,625)(d)(e)	5.00%	07/01/2025	325	240,500

Series 2010 CCC, RB (Acquired 01/16/2019; Cost $8,709,138)(d)(e)	5.25%	07/01/2026	14,455	10,732,837

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Series 2010 CCC, RB (Acquired 12/10/2020; Cost $746,400)(d)(e)	5.00%	07/01/2028	$960	$710,400

Series 2010 CCC, RB (Acquired 01/16/2019; Cost $4,579,000)(d)(e)	5.25%	07/01/2028	7,600	5,643,000

Series 2010 DDD, Ref. RB (Acquired 01/16/2019; Cost $692,875)(d)(e)	5.00%	07/03/2023	1,150	851,000

Series 2010 EEE, RB (Acquired 12/10/2020; Cost $695,863)(d)(e)	6.05%	07/01/2032	895	666,775

Series 2010 XX, RB (Acquired 01/31/2019-07/23/2020; Cost $4,255,250)(d)(e)	5.25%	07/01/2035	6,799	5,048,257

Series 2010 XX, RB (Acquired 02/20/2020-01/19/2022; Cost $11,307,850)(d)(e)	5.25%	07/01/2040	13,940	10,350,450

Series 2010 YY, RB (Acquired 12/10/2020; Cost $933,000)(d)(e)	6.13%	07/01/2040	1,200	894,000

Series 2010 ZZ, Ref. RB (Acquired 08/09/2018; Cost $41,925)(d)(e)	5.25%	07/01/2024	65	48,263

Series 2010 ZZ, Ref. RB (Acquired 08/09/2018-12/16/2020; Cost $591,500)(d)(e)	5.25%	07/01/2026	875	649,687

Series 2010 ZZ, Ref. RB (Acquired 02/21/2020; Cost $7,862,500)(d)(e)	5.00%	12/01/2049	10,000	7,350,000

Series 2012 A, RB (Acquired 04/12/2017-07/23/2020; Cost $1,595,020)(d)(e)	4.80%	07/01/2029	2,260	1,663,925

Series 2012 A, RB (Acquired 06/20/2018-01/31/2019; Cost $2,171,863)(d)(e)	5.00%	07/02/2029	3,535	2,615,900

Series 2012 A, RB (Acquired 04/12/2017-12/10/2020; Cost $18,269,412)(d)(e)	5.00%	07/01/2042	25,280	18,707,200

Series 2012 A, RB (Acquired 06/15/2018; Cost $1,362,050)(d)(e)	5.05%	07/01/2042	3,095	2,282,562

Series 2013 A, RB (Acquired 05/31/2019; Cost $4,301,506)(d)(e)	7.00%	07/01/2033	6,030	4,582,800

Series 2013 A, RB (Acquired 05/31/2019; Cost $10,323,550)(d)(e)	6.75%	07/01/2036	15,090	11,430,675

Series 2013 A, RB (Acquired 05/31/2019-08/12/2019; Cost $2,168,200)(d)(e)	7.00%	07/01/2040	2,675	2,033,000

Series 2013 A, RB (Acquired 04/13/2017-12/11/2020; Cost $14,299,039)(d)(e)	7.00%	07/01/2043	20,415	15,464,362

Series 2013 E-1, RB (Acquired 05/06/2019-08/12/2019; Cost $6,559,711)(d)(e)	10.00%	12/01/2049	7,483	5,836,460

Series 2016 A-4, RB (Acquired 05/31/2019-08/12/2019; Cost $3,840,254)(d)(e)	0.00%	12/01/2049	4,512	3,519,501

Series 2016 B-4, RB (Acquired 05/06/2019-02/11/2021; Cost $6,735,255)(d)(e)	10.00%	12/01/2049	7,512	5,859,502

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, Ref. RB(d)	4.75%	07/01/2038	2,231	451,778

Series 2003 G, RB(d)	5.00%	07/01/2033	9,340	1,891,350

Series 2003 G, RB(d)	5.00%	07/01/2042	7,500	1,518,750

Series 2003 H, Ref. RB(d)	5.00%	07/01/2028	180	36,450

Series 2003 H, Ref. RB(d)	5.00%	07/01/2035	175	35,438

Series 2003 H, Ref. RB(d)	5.45%	07/01/2035	4,480	907,200

Series 2004 J, RB(d)	4.80%	07/01/2024	220	44,550

Series 2005 K, RB(d)	5.00%	07/01/2023	12,275	2,485,687

Series 2005 K, RB(d)	5.00%	07/01/2026	155	31,388

Series 2005 K, RB(d)	5.00%	07/01/2027	3,585	725,962

Series 2007 M, RB(d)	5.00%	07/01/2024	2,565	519,413

Series 2007 M, RB(d)	5.00%	07/01/2027	520	105,300

Series 2007 M, RB(d)	5.00%	07/01/2032	4,850	982,125

Series 2007 M, RB(d)	5.00%	07/01/2037	530	107,325

Series 2007 M, RB(d)	5.00%	07/01/2046	3,565	721,912

Series 2007 N, Ref. RB(d)	5.50%	07/01/2023	3,580	724,950

Series 2007 N, Ref. RB(d)	5.50%	07/01/2025	3,130	633,825

Series 2007 N, Ref. RB(d)	5.50%	07/01/2026	3,195	646,988

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(c)	6.63%	06/01/2026	19,130	19,816,645

Puerto Rico (Commonwelath of) Electric Power Authority;
Series 2007 UU, Ref. RB (Acquired 02/12/2021; Cost $3,527,500) (3 mo. USD LIBOR + 0.68%)(d)(e)(o)	2.21%	07/01/2025	4,250	3,060,000

Series 2007 UU, Ref. RB (Acquired 02/12/2021; Cost $1,701,500) (3 mo. USD LIBOR + 0.70%)(d)(e)(o)	2.23%	07/01/2031	2,050	1,476,000

Series 2007 UU, Ref. RB (Acquired 12/11/2020-02/12/2021; Cost $5,023,125)(d)(e)	1.00%	12/01/2049	6,350	4,572,000

Series 2008 WW, RB (Acquired 12/10/2020-12/11/2020; Cost $646,688)(d)(e)	5.38%	07/01/2023	825	613,594

Series 2010 AAA, RB (Acquired 02/20/2020; Cost $666,750)(d)(e)	5.25%	07/01/2025	840	623,700

Series 2010 XX, RB (Acquired 12/11/2020; Cost $492,900)(d)(e)	4.63%	07/01/2025	620	456,475

Series 2010 XX, RB (Acquired 12/10/2020; Cost $308,000)(d)(e)	5.25%	07/01/2026	385	285,863

Series 2010 ZZ, Ref. RB (Acquired 12/10/2020; Cost $375,250)(d)(e)	4.50%	07/01/2023	475	349,719

Series 2010 ZZ, Ref. RB (Acquired 12/10/2020; Cost $270,300)(d)(e)	5.00%	07/01/2024	340	251,600

Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $508,800)(d)(e)	4.63%	07/01/2025	640	471,200

Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $349,088)(d)(e)	5.00%	07/01/2026	435	321,900

Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $248,775)(d)(e)	5.00%	07/01/2028	310	229,400

Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $1,967,625)(d)(e)	4.10%	12/01/2049	2,475	1,791,281

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $438,625)(d)(e)	5.00%	12/01/2049	$550	$404,250

Series 2013 A, RB (Acquired 08/12/2019; Cost $1,725,150)(d)(e)	7.25%	07/01/2030	2,120	1,616,500

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,927	1,401,904

Series 2018 A-1, RB(j)	0.00%	07/01/2031	2,484	1,613,232

Series 2018 A-1, RB(j)	0.00%	07/01/2033	10,296	5,946,800

Series 2018 A-1, RB	4.50%	07/01/2034	6,168	5,822,852

Series 2018 A-1, RB	4.55%	07/01/2040	4,089	3,808,210

Series 2018 A-1, RB(j)	0.00%	07/01/2046	25,889	6,524,595

Series 2018 A-1, RB(j)	0.00%	07/01/2051	203,767	38,341,247

Series 2018 A-1, RB	4.75%	07/01/2053	31,979	29,219,263

Series 2018 A-1, RB	5.00%	07/01/2058	51,864	49,209,167

Series 2019 A-2, RB	4.33%	07/01/2040	59,409	53,819,831

Series 2019 A-2, RB	4.54%	07/01/2053	314	273,959

Series 2019 A-2, RB	4.78%	07/01/2058	25,223	23,056,528

				781,544,262

Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	30,050

South Carolina–0.12%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(h)	5.75%	06/15/2049	2,000	2,012,801

South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(h)	8.75%	07/01/2025	3,000	3,096,853

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	840,647

Series 2013, RB	5.13%	05/01/2048	2,000	1,653,621

Series 2017, Ref. RB	5.00%	05/01/2042	250	211,887

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	907,540

South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy); Series 2021 A, RB(h)	5.00%	06/15/2051	1,330	1,090,212

				9,813,561

Tennessee–1.16%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,747,221

Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	182,618

Series 2017 A, Ref. RB	5.63%	01/01/2046	750	472,281

Metropolitan Nashville Airport Authority (The); Series 2022 B, RB(c)	5.50%	07/01/2052	1,000	1,066,954

Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $14,582,956)(e)(h)	6.00%	04/01/2038	14,875	5,593,000

Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $12,784,753)(e)(h)	6.25%	04/01/2049	19,400	7,294,400

New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(j)	0.00%	04/01/2036	1,300	713,214

Series 2021, RB(j)	0.00%	04/01/2037	1,475	765,170

Series 2021, RB(j)	0.00%	04/01/2039	1,250	584,205

Series 2021, RB(j)	0.00%	04/01/2040	1,375	608,441

Series 2021, RB(j)	0.00%	04/01/2042	1,300	522,707

Series 2021, RB(j)	0.00%	04/01/2043	1,350	514,373

Series 2021, RB(j)	0.00%	04/01/2044	1,000	360,564

Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	1,105	1,091,997

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	13,318,391

Series 2016 A, Ref. RB(h)	5.00%	09/01/2031	750	667,818

Series 2016 A, Ref. RB(h)	5.00%	09/01/2037	1,145	949,001

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)
Tennessee State School Bond Authority; Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(i)	5.00%	11/01/2047	$42,835	$47,426,377

				93,878,732

Texas–8.96%
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	7,500	5,458,717

Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,155,714

Series 2022, RB(h)	6.38%	02/15/2052	4,000	3,934,464

Series 2022, RB(h)	6.50%	02/15/2057	6,000	5,910,185

Arlington Higher Education Finance Corp. (Newman International Academy); Series 2021, RB	5.00%	08/15/2051	2,500	2,153,385

Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,038,670

Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	10,000	9,845,235

Bexar (County of), TX; Series 2021, Ctfs. of Obligation (INS - BAM)(g)	3.00%	06/15/2047	5,000	4,007,360

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(c)(h)	9.00%	03/01/2039	1,960	2,071,203

Series 2019, RB(c)	7.00%	03/01/2039	10,700	9,908,090

Series 2019, RB(c)(h)	9.00%	03/01/2039	3,360	3,550,634

Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.13%	02/15/2043	3,440	3,479,284

Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.13%	02/15/2045	7,320	7,374,136

Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(c)(h)	3.63%	07/01/2026	7,000	6,295,563

City of El Paso TX Water & Sewer Revenue; Series 2022, RB(h)(i)	4.00%	03/01/2048	2,490	9,677,841

Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,012,107

Series 2015, RB	5.75%	08/15/2045	8,000	8,054,829

Series 2018 D, RB	5.75%	08/15/2033	6,190	6,302,358

Series 2018 D, RB	6.00%	08/15/2038	14,250	14,547,090

Series 2018 D, RB	6.13%	08/15/2048	29,450	29,962,624

Community Independent School District;
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	4,600	4,604,682

Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	2,000	1,986,056

Corpus Christi Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2040	1,120	1,124,364

Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	1,165	1,167,577

Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	700	699,449

Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	6,400	6,251,075

Cypress-Fairbanks Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.50%	02/15/2047	15,550	15,868,487

Deer Park Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	10/01/2040	2,515	2,824,110

Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	10/01/2041	1,415	1,467,638

Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	10/01/2042	1,795	1,863,771

Del Valle Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	10,000	9,987,712

Eagle Mountain & Saginaw Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	10,000	9,855,134

El Paso (City of), TX; Series 2021 B, GO Bonds	4.00%	08/15/2047	1,250	1,201,789

Forney Independent School District;
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	10,000	9,712,505

Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.00%	08/15/2047	16,625	16,440,925

Galveston Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	3,500	3,461,066

Godley Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,585	5,405,457

Goose Creek Consolidated Independent School District;
Series 2019 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	10/01/2041	1,450	1,634,338

Series 2019 B, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.50%	10/01/2049	10,000	10,361,133

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Grand Parkway Transportation Corp.;
Series 2013 B, RB(f)	5.85%	10/01/2048	$17,000	$17,986,836

Series 2013 B, RB(b)(i)(l)	5.25%	10/01/2051	24,405	24,948,128

Grand Prairie Housing Finance Corp.;
Series 2003, RB (Acquired 06/28/2010; Cost $6,030,000)(e)	7.75%	01/01/2034	6,030	5,150,564

Series 2003, RB(d)(k)	7.75%	01/01/2034	3,595	287,600

Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,274,937

Series 2015, Ref. RB	5.00%	12/01/2045	9,230	8,972,409

Harris (County of), TX; Series 2021, Ref. RB	4.00%	10/01/2036	10	10,457

Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(c)	6.63%	07/15/2038	16,000	16,004,923

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(c)	5.00%	07/01/2029	32,705	32,772,526

Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 C, Ref. RB(c)	5.00%	07/15/2027	1,325	1,344,561

Series 2021 B-1, RB(c)	4.00%	07/15/2041	5,000	4,202,141

Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	4.00%	10/01/2051	1,350	1,102,450

Ingram Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	3,500	3,418,557

Katy Independent School District; Series 2021, GO Bonds (INS - BAM)(g)	3.00%	02/15/2046	5,000	3,995,496

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(b)(h)(l)	5.60%	08/15/2024	4,420	4,626,846

Lamar Consolidated Independent School District; Series 2021, GO Bonds (INS - BAM)(g)	3.00%	02/15/2051	5,000	3,834,609

Liberty Hill Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/01/2051	5,000	3,778,176

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(h)	4.63%	10/01/2031	21,150	20,499,925

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	1,610	563,500

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	285	232,918

Series 2021 A-2, RB	7.50%	11/15/2036	2,390	2,049,489

Series 2021, RB	2.00%	11/15/2061	7,389	3,414,884

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	18,395	13,650,361

New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,750	6,904,753

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	6,790	6,187,795

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB(l)	6.50%	01/01/2023	4,325	4,337,768

Series 2013, RB(l)	6.50%	01/01/2023	5,675	5,691,753

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,222,013

Series 2016 A, RB	5.50%	11/15/2046	4,475	3,777,829

Series 2016 A, RB	5.50%	11/15/2052	850	700,110

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	853,252

Series 2018, Ref. RB	5.25%	10/01/2049	9,940	8,272,762

Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(h)	5.50%	08/15/2035	845	871,739

Series 2015 A, RB(h)	5.75%	08/15/2045	2,015	2,071,580

Newark High Education Finance Corp. (Hughen Center, Inc.);
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	600	629,632

Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,000	1,036,642

Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	514,078

North Texas Tollway Authority; Series 2011 B, RB(b)(j)(l)	0.00%	09/01/2031	15,500	7,641,376

Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(c)(h)	4.00%	01/01/2050	6,125	4,514,517

Series 2021, RB(c)(h)	2.75%	01/01/2036	1,750	1,262,706

Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(b)(l)	7.50%	11/15/2024	2,350	2,557,250

Series 2014 A, RB(b)(l)	7.75%	11/15/2024	5,100	5,573,831

Series 2014 A, RB(b)(l)	8.00%	11/15/2024	6,000	6,579,737

San Antonio (City of), TX River Authority; Series 2021, RB (INS - BAM)(g)	3.00%	01/01/2046	3,725	2,846,600

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Sanger Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	$7,380	$7,309,644

Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $37,110,000)(c)(d)(e)(k)	8.00%	07/01/2038	37,110	9,277,500

Spring Branch Independent School District; Series 2022, RB (CEP - Texas Permanent School Fund)(i)	4.50%	02/01/2047	10,000	10,389,100

Tarrant County Cultural Education Facilities Finance Corp; Series 2022, RB(i)	5.00%	11/15/2051	15,000	15,830,783

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	5,800	4,974,743

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	3,250	3,276,644

Series 2017, RB	6.75%	11/15/2047	13,125	13,239,451

Series 2017, RB	6.75%	11/15/2052	965	971,568

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,015,000)(d)(e)	5.75%	02/15/2025	1,015	659,750

Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(d)(e)	5.75%	02/15/2029	1,600	1,040,000

Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(d)(e)	8.00%	02/15/2038	13,350	8,677,500

Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(d)(e)	6.38%	02/15/2048	26,895	17,481,750

Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(d)(e)	6.38%	02/15/2052	25,055	16,285,750

Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(d)(e)	6.38%	02/15/2041	8,755	5,690,750

Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	3,922,150

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	1,000	960,922

Series 2020, Ref. RB	6.75%	11/15/2051	4,000	3,731,697

Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,765,244

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	18,637	13,135,373

Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2051	6,000	1,181,722

Series 2019, RB(j)	0.00%	08/01/2052	6,000	1,111,463

Series 2019, RB(j)	0.00%	08/01/2053	1,000	175,008

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility);
Series 2013, RB(c)	7.00%	12/31/2038	4,000	4,096,683

Series 2013, RB(c)	6.75%	06/30/2043	17,450	17,820,448

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(c)	5.00%	06/30/2058	12,135	12,054,583

Texas Water Development Board;
Series 2022, RB(i)	4.80%	10/15/2052	33,000	34,353,189

Series 2022, RB(i)	5.00%	10/15/2057	3,500	3,844,184

Thrall Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,000	9,740,612

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,043

Waco Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	5,000	3,872,176

				724,752,203

Utah–1.03%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(h)	4.00%	03/01/2051	8,525	6,443,800

Series 2021 B, GO Bonds(h)	7.38%	09/15/2051	5,500	4,488,191

Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(h)	9.00%	03/15/2053	1,239	1,233,496

Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(h)	5.13%	03/01/2051	3,280	2,509,855

Series 2022 B, GO Bonds(h)	8.00%	03/15/2051	579	476,970

Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(h)	4.50%	08/01/2040	1,205	1,094,781

Series 2020 A, RB(h)	5.00%	08/01/2050	6,500	5,856,880

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(h)	3.63%	02/01/2035	$600	$481,500

Series 2021 A, GO Bonds(h)	4.13%	02/01/2041	500	394,293

Series 2021 A, GO Bonds(h)	4.38%	02/01/2051	1,100	832,944

Series 2021 B, GO Bonds(h)	7.38%	08/15/2051	600	483,583

Salt Lake (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(c)(i)(m)	5.00%	07/01/2051	11,675	11,813,017

Salt Lake City (City of), UT;
Series 2018 A, RB(c)(i)	5.00%	07/01/2043	14,750	15,049,384

Series 2018 A, RB(c)(i)	5.00%	07/01/2048	11,250	11,377,221

Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(h)	5.00%	06/15/2052	9,640	7,837,335

Utah (State of) Charter School Finance Authority (Beehive Science & Technology);
Series 2021, RB(h)	4.00%	10/15/2051	6,940	4,935,564

Series 2021, RB(h)	4.00%	10/15/2056	4,665	3,194,203

Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(h)	5.00%	06/15/2050	2,000	1,751,487

Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, RB	5.38%	07/15/2030	925	926,085

Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(h)	5.00%	06/15/2055	2,080	1,876,864

				83,057,453

Virginia–0.81%
Ballston Quarter Community Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,635	1,188,088

Series 2016 A, RB	5.50%	03/01/2046	10,000	6,508,285

Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2049	7,265	6,578,462

Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020; Cost $ 1,669,348)(e)	5.00%	09/01/2040	1,645	1,172,096

Series 2020, RB (Acquired 01/23/2020; Cost $ 1,210,000)(e)	5.13%	09/01/2055	1,210	791,727

Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	19,628,896

Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,916,764

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(c)	4.00%	01/01/2040	500	447,236

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(c)	5.00%	12/31/2049	22,215	22,242,802

Series 2017, RB(c)	5.00%	12/31/2052	2,150	2,146,587

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2040	1,750	1,647,717

				65,268,660

Washington–1.20%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,064,300

Series 2015 A, RB	6.00%	12/01/2035	2,685	2,747,129

Series 2015 A, RB	6.25%	12/01/2045	6,465	6,627,821

Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(c)	5.00%	04/01/2030	19,500	19,503,069

Washington (State of) Convention Center Public Facilities District; Series 2018, RB(i)(m)	5.00%	07/01/2058	29,500	28,895,757

Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(c)(h)	5.63%	12/01/2040	9,000	8,766,694

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(h)	5.00%	07/01/2036	1,460	1,304,366

Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	1,700	1,378,652

Series 2016 A, Ref. RB(h)	5.00%	07/01/2051	9,650	7,614,005

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(h)(l)	7.00%	07/01/2025	2,150	2,347,225

Series 2015 A, RB(h)(l)	7.00%	07/01/2025	1,500	1,637,599

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(h)	5.00%	01/01/2031	1,500	1,395,882

Series 2016 A, Ref. RB(h)	5.00%	01/01/2046	8,700	7,123,687

Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(h)	5.00%	07/01/2050	2,000	1,814,651

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(h)	5.00%	01/01/2055	$4,000	$3,116,001

				97,336,838

West Virginia–0.74%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	2,728,402

Series 2013, Ref. RB(d)(h)	7.00%	06/01/2035	1,000	500,000

Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(h)	5.75%	06/01/2042	15,000	10,972,633

Series 2019 B, Ref. RB(h)	7.50%	06/01/2042	6,140	4,805,018

Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(b)(h)(l)	6.75%	07/01/2023	5,650	5,781,322

Monongalia (County of), WV Commission Excise Tax District;
Series 2021 A, Ref. RB(h)	4.13%	06/01/2043	3,000	2,627,291

Series 2021 B, RB(h)	4.88%	06/01/2043	1,750	1,523,271

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(h)	5.75%	06/01/2043	6,000	6,068,550

Series 2020, Ref. RB(h)	7.50%	06/01/2043	13,205	13,702,831

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(h)	7.25%	02/01/2036	10,965	7,675,500

Series 2018, RB(c)(h)	8.75%	02/01/2036	4,500	3,600,000

				59,984,818

Wisconsin–4.72%
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(i)(m)	5.00%	03/01/2041	24,000	25,086,389

Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2060	120,000	18,507,276

Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	1,894,611

Series 2017, Ref. RB	5.00%	08/01/2037	5,820	4,948,159

Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,962,735

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	2,950	2,633,303

Series 2019, Ref. RB	5.00%	11/01/2046	10,050	8,522,693

Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,027,418

Wisconsin (State of) Public Finance Authority; Series 2020 A, RB(h)	5.25%	03/01/2045	5,000	4,519,568

Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(h)	6.25%	10/01/2031	3,475	3,005,617

Series 2017 A, RB(h)	6.85%	10/01/2047	25,735	20,182,599

Series 2017 A, RB(h)	7.00%	10/01/2047	1,250	983,721

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(h)	6.25%	08/01/2027	1,550	1,271,870

Series 2017, RB(d)(h)	6.75%	08/01/2031	15,590	9,343,449

Series 2017, RB(h)	6.50%	12/01/2037	25,000	20,955,865

Series 2017, RB(h)	6.75%	12/01/2042	12,270	10,253,607

Series 2017, RB(h)	7.00%	12/01/2050	8,900	7,425,910

Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy); Series 2021 A, RB(h)	5.00%	06/15/2051	2,000	1,569,870

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(h)	5.13%	06/01/2048	10,500	9,588,417

Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(h)	5.00%	06/01/2050	1,250	1,056,092

Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(h)	5.75%	10/01/2053	4,880	4,879,555

Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $1,440,000)(d)(e)(h)	5.75%	11/01/2024	1,440	864,000

Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(d)(e)(h)	6.25%	11/01/2028	2,525	1,515,000

Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(d)(e)(h)	6.85%	11/01/2046	34,350	20,610,000

Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(d)(e)(h)	8.50%	11/01/2046	8,000	3,600,000

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(h)	6.13%	02/01/2048	$5,535	$4,832,895

Series 2020 A, RB(h)	6.13%	02/01/2050	3,305	2,874,604

Series 2022 A, RB(h)	6.13%	02/01/2050	3,580	3,113,792

Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	3,708,267

Series 2019 A, RB	5.75%	12/01/2048	6,863	5,945,752

Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(h)	5.63%	02/01/2046	3,500	3,267,013

Series 2022 B, RB(h)	6.00%	02/01/2062	6,500	6,149,272

Wisconsin (State of) Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(h)	5.00%	10/15/2055	350	315,681

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(h)	5.25%	06/15/2049	5,775	5,384,250

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(h)	6.25%	01/01/2038	11,000	6,765,000

Series 2018 A-1, RB(h)	6.38%	01/01/2048	16,520	10,159,800

Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(h)	5.25%	05/15/2037	1,000	926,336

Series 2017 A, Ref. RB(h)	5.25%	05/15/2047	2,240	1,948,507

Series 2017 A, Ref. RB(h)	5.25%	05/15/2052	3,300	2,818,913

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(c)	7.25%	06/01/2035	10,940	10,249,562

Series 2017, Ref. RB(c)(h)	7.13%	06/01/2041	15,375	13,691,757

Wisconsin (State of) Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB(d)(h)	5.50%	12/01/2048	76	23,584

Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	4,165	3,498,599

Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	6,113,516

Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group); Series 2019, Ref. RB(h)	5.00%	09/01/2049	1,450	1,143,567

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,635,697

Series 2018 A, RB	5.35%	12/01/2045	24,750	25,260,751

Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(h)	6.50%	01/01/2041	10,000	8,067,745

Series 2021 A, RB(h)	6.85%	01/01/2051	11,110	8,480,912

Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(b)(h)(l)	6.00%	11/15/2024	2,500	2,648,260

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	6,400	6,419,386

Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(h)	4.00%	06/01/2036	1,000	805,544

Wisconsin (State of) Public Finance Authority (Southminster);
Series 2018, RB(h)	5.00%	10/01/2043	500	433,992

Series 2018, RB(h)	5.00%	10/01/2053	9,600	7,910,864

Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(h)	5.00%	06/15/2052	1,000	866,086

Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,102,371

Wisconsin (State of) Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(h)	5.00%	01/01/2056	1,150	891,127

Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(h)	5.00%	03/01/2052	2,300	1,953,813

Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(h)	5.00%	12/01/2031	7,330	7,113,046

Series 2016, RB(h)	5.25%	12/01/2039	10,685	9,967,666

				381,695,651

Total Municipal Obligations (Cost $9,574,943,888)				9,061,685,875

U.S. Dollar Denominated Bonds & Notes–0.50%
Florida–0.15%
Empire Green Generation LLC(h)	12.00%	01/01/2023	12,500	12,515,625

Louisiana–0.19%
Nola Oil Terminal LLC	12.00%	01/15/2023	15,000	14,994,375

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–0.08%
Talen Energy Supply LLC(d)	6.50%	06/01/2025	$12,500	$6,312,500

West Virginia–0.08%
Empire South Terminal of West Virginia LLC(h)	14.00%	11/01/2023	6,850	6,850,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $45,364,027)				40,672,500

TOTAL INVESTMENTS IN SECURITIES(p)–112.56% (Cost $9,620,307,915)				9,102,358,375

FLOATING RATE NOTE OBLIGATIONS–(16.07)%
Notes with interest and fee rates ranging from 2.44% to 2.72% at 11/30/2022 and contractual maturities of collateral ranging from 11/01/2023 to 03/15/2059(q)				(1,299,805,000)

BORROWINGS–(1.07)%				(86,600,000)

OTHER ASSETS LESS LIABILITIES–4.58%				370,726,410

NET ASSETS–100.00%				$8,086,679,785

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $396,509,096, which represented 4.90% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at November 30, 2022 was $495,993,745, which represented 6.13% of the Fund’s Net Assets.
(f)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $1,755,316,440, which represented 21.71% of the Fund’s Net Assets.

(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $480,565,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $1,838,655,241 are held by TOB Trusts and serve as collateral for the $1,299,805,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Open Futures Contracts(a)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Notes	6,271	March-2023	$(711,758,500)	$(3,429,453)	$(3,429,453)

(a)	Futures contracts collateralized by $14,275,942 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$9,032,835,992	$28,849,883	$9,061,685,875

U.S. Dollar Denominated Bonds & Notes	–	40,672,500	–	40,672,500

Total Investments in Securities	–	9,073,508,492	28,849,883	9,102,358,375

Other Investments - Assets*

Investments Matured	–	55,076,142	1,266,408	56,342,550

Other Investments - Liabilities*

Futures Contracts	(3,429,453)	–	–	(3,429,453)

Total Investments	$(3,429,453)	$9,128,584,634	$30,116,291	$9,155,271,472

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

Invesco High Yield Municipal Fund